UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2013 to March 31, 2013

BUSH TRUCK LEASING, INC.
(Exact name of issuing entity as specified in its charter)

Date of Report (Date of earliest event reported)	May 6, 2013
Commission File Number of securitizer:	None
Central Index Key Number of securitizer:	0001542737

John S. Fronduti, (513) 639-3958
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

Item 1.02                      Initial Filing of Rule 15Ga-1 Representation and Warranties Disclosure

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 6, 2013	BUSH TRUCK LEASING, INC. By: /s/ John S. Fronduti Name: John J. Catalano by John S. Fronduti as attorney-in-fact Title: Executive Vice President and COO